Other (Expense) Income, net - Schedule of Other Income (Expense), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Income from third party license fees	$ 1,268	$ 1,367	$ 999
Foreign exchange losses, net	(9,399)	(3,821)	(6,082)
Gain (loss) on disposals of property, plant, equipment and other assets, net	168	4,695	(871)
Non-income tax refunds and other related (expense) credits	(1,613)	15,155	3,345
Pension and postretirement benefit income (costs), non-service components	1,704	759	(21,592)
Loss on extinguishment of debt	(6,763)	0	0
Gain on insurance recoveries	1,804	0	18,144
Other non-operating income, net	224	696	439
Total other (expense) income, net	$ (12,607)	$ 18,851	$ (5,618)